Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
7.      Prepayments and Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2015	2014
Taxes receivable	$5,517	$6,509
Receivables from storage facilities	2,599	1,662
Receivables from voyages	966	3,521
Prepayments to fuel suppliers	92,372	19,845
Other prepayments and current assets	14,550	23,364
Total	$116,004	$54,901